Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001587551
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 14, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 14, 2023
Prospectus Date	rr_ProspectusDate	Aug. 14, 2023
Fuller & Thaler Behavioral Mid-Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FULLER & THALER BEHAVIORAL MID-CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fuller & Thaler Behavioral Mid-Cap Equity Fund (the “Mid-Cap Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Mid-Cap Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy, sell, or hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all Fuller & Thaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in Fuller & Thaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance. The Mid-Cap Equity Fund’s portfolio turnover rate is normally expected to be under 80%. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based for all time periods on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid capitalization (“mid-cap”) companies based in the U.S. (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S. The Fund defines mid-cap companies as companies whose market capitalizations are generally in the middle of an upper and lower bound. For the upper bound, we use companies whose market capitalizations are generally equal to or below 40% of total US market capitalization, or companies whose market capitalizations are smaller than or equal to the largest company in the Russell MidCap® Index, whichever results in the higher market capitalization break. For the lower bound, we use companies whose market capitalizations are generally equal to or above 3% of total U.S. market capitalization, or companies whose market capitalizations are equal to or larger than the smallest company in the Russell MidCap® index, whichever results in the lower market capitalization break. Based on market capitalization data as of March 31, 2023, the market capitalization of a mid-cap company would be between $0.54 billion and $67.13 billion. This dollar amount will change due to market conditions. The size of the companies included in the Russell MidCap® Index will change as a result of market conditions and reconstitution of the Index.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund’s investment adviser, on the behavioral biases of other investors. Fuller & Thaler’s investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. Fuller & Thaler’s process identifies and exploits those mistakes. The Adviser’s analysis includes making educated predictions of when other investors – the “market” – have likely made a behavioral mistake, and in turn, have created a buying opportunity. Investors can make mistakes trading individual stocks or trading bundles of stocks, such as trading among industry index funds, or embedding biases into stock-picking algorithms. There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in typically value-oriented stocks, or they may under-react to good news (e.g., not pay attention) that may present opportunities in typically growth-oriented stocks. At the individual stock level, Fuller & Thaler searches for events related to insider buying, earnings announcements, and other news that suggest investor mistakes due to behavioral biases. (over-reaction or under-reaction). Similarly, when Fuller & Thaler sees positive earnings surprises or other good news, Fuller & Thaler buys if its analysis suggests the good news is big and persistent, that other investors are likely to under-react to the good news, and the company has solid fundamentals. The Adviser draws from its more than 25 years of experience in analyzing events that suggest investor mistakes. If these behaviors are present, Fuller & Thaler then proceeds to its fundamental analysis of the company, with a focus on downside analysis. When Fuller & Thaler sees insider-buying in a stock--executives either buying for their own account or buying back shares of the company on the company’s behalf --Fuller & Thaler buys if its analysis suggests that insider buying is big and unusual, that other investors are likely over-reacting to bad news, and the company has solid fundamentals. In summary, if an investor mistake is likely and the company has solid fundamentals, the portfolio managers buy the stock. The portfolio managers generally sell when they believe investor mistakes have reversed or the firm’s fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security. The Fund seeks to deliver similar risk characteristics to the Russell MidCap® Index.

The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”) whose investment characteristics are consistent with the Fund’s principal investment strategy. REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests. The Fund will generally invest in liquid REITs that are in the mid-cap market capitalization range defined above

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy.

The Fund may invest in multiple sectors and may concentrate its investments in a particular sector by investing greater than 25% of the Fund’s total assets in such sector when its Behavioral Strategy indicates that such concentration would be appropriate from an investment perspective. The Fund will not invest more than 25% of its net assets in any particular “industry” as that term is used in the Investment Company Act of 1940, as amended. The Fund typically expects to hold from 50 to 140 positions, with individual position sizes typically ranging up to 5% of the Fund’s net assets. Before trading, the portfolio managers review the portfolio’s characteristics relative to its benchmark, and may adjust position sizes to control exposures to sectors, volatility in relation to the market, and other characteristics.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Visit www.fullerthalerfunds.com for more current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fullerthalerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Fuller & Thaler Behavioral Mid-Cap Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	It is possible to lose money on an investment in the Fund.
Fuller & Thaler Behavioral Mid-Cap Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Fuller & Thaler Behavioral Mid-Cap Equity Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fuller & Thaler Behavioral Mid-Cap Equity Fund | Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: inflation risk, geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Fuller & Thaler Behavioral Mid-Cap Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.
Fuller & Thaler Behavioral Mid-Cap Equity Fund | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Fuller & Thaler Behavioral Mid-Cap Equity Fund | Behavioral Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under- and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

Fuller & Thaler Behavioral Mid-Cap Equity Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Fuller & Thaler Behavioral Mid-Cap Equity Fund | Mid Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition

Fuller & Thaler Behavioral Mid-Cap Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value. In the Adviser’s view, the smaller capitalization stocks within the Fund’s mid cap universe (which constitute greater than 5% of the mid-capitalization universe) have liquidity risk. In addition, because the Fund is expected to hold less than 140 mid-capitalization equity securities, it may become capacity constrained in the future if the Fund is successful in gathering assets.

Fuller & Thaler Behavioral Mid-Cap Equity Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.
Fuller & Thaler Behavioral Mid-Cap Equity Fund | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is newly formed, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Fuller & Thaler Behavioral Mid-Cap Equity Fund | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

Fuller & Thaler Behavioral Mid-Cap Equity Fund | R E I T And Real Estate Related Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real-estate related investments.
Fuller & Thaler Behavioral Mid-Cap Equity Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Fuller & Thaler Behavioral Mid-Cap Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Fuller & Thaler Behavioral Mid-Cap Equity Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investing Risk. The determination that a security is undervalued is subjective. Investments in “value” securities may never reach what the Adviser believes are their full fair market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors, decrease in value, and underperform growth stocks during given periods.

Fuller & Thaler Behavioral Mid-Cap Equity Fund | Fuller & Thaler Behavioral Mid-Cap Equity Fund A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	*
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.53%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.53%	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.23%	[1],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,769
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,446
Fuller & Thaler Behavioral Mid-Cap Equity Fund | Fuller & Thaler Behavioral Mid-Cap Equity Fund C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	*
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.28%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.03%	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.78%	[1],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 181
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,413
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,620
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,530
Fuller & Thaler Behavioral Mid-Cap Equity Fund | Fuller & Thaler Behavioral Mid-Cap Equity Fund Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FTHMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.48%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.23%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.88%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,940
Fuller & Thaler Behavioral Mid-Cap Equity Fund | Fuller & Thaler Behavioral Mid-Cap Equity Fund R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	*
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.28%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.03%	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.78%	[1],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,791

[1]	The Fund’s A Shares, C Shares, and R6 Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s A Shares, C Shares, and R6 Shares will be registered and offered for sale at a later date. Because the Fund’s A Shares, C Shares, and R6 Shares have no operating history, “Other Expenses” for the share classes are based on estimated expenses for the current fiscal year.
[2]	The Trust has adopted an Administrative Services Plan (the “Services Plan”) for A Shares and Institutional Shares of the Fund. The Services Plan allows the A Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Institutional Shares. “Other Expenses” reported in the table above for A Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler” or the “Adviser”) for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and Fuller & Thaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to Fuller & Thaler was authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan in March 2023, and is in effect for the Fund. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.
[3]	Effective January 27, 2023, Fuller & Thaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.23%, 1.78%, 0.88%, and 0.78% for A Shares, C Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2024. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.